                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Undiscovered Managers, LLC
Address:          700 North Pearl Street
                  Dallas, TX 75201


Form 13F File Number: 028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Patricia L. Duncan
Title:            Vice President
Phone:            214-999-7209


Signature, Place, and Date of Signing:


/s/ Patricia L. Duncan                 Dallas, TX                August 1, 2002
-----------------------------     --------------------          ----------------
        [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Bay Isle Financial Corporation                       028-05490
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060
Mazama Capital Management, Inc.                      028-05179

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              3


Form 13F Information Table Value Total:              $163
                                                     (thousands)


List of Other Included Managers:

No.      Name                                                 13F File Number
---      ----                                                 ---------------
1        Nordea Investment Management  North America, Inc.                 --

FORM 13F
June 30, 2002

                                                                                                             Voting Authority
                                                                                                            ------------------
                                                       Value     Shares/   Sh/  Put/   Invstmt    Other
Name of Issuer            Title of class    CUSIP     (x$1000)   Prn Amt   Prn  Call   Dscretn   Managers   Sole  Shared  None
--------------            --------------  ---------   --------   -------   ---  ----   -------   --------   ----  ------  ----
RIVERDEEP GROUP PLC            ADR        76870Q109        140     9,000   SH           OTHER           1          9,000
TAIWAN SEMICONDUCTOR           ADR        874039100          9       660   SH           OTHER           1            660
TEVA PHARMACEUTICAL ADR        ADR        881624209         14       215   SH           OTHER           1            215



REPORT SUMMARY            3 Data Records                   163         1       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED